EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2022
Earnings per share [abstract]
Schedule of basic and diluted earnings per share
The following table sets forth the computation of basic and diluted earnings per share:

(in millions except per share amounts)	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Net income (loss) attributable to equity shareholders of the Company	$337	$6	$780	$(293)

Weighted average shares outstanding
Basic	543	500	537	500
Diluted	553	512	551	500

Total basic and diluted EPS attributable to equity shareholders
Basic	$0.62	$0.01	$1.45	$(0.59)
Diluted	$0.61	$0.01	$1.42	$(0.59)